Note 13 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31,
	2023	2022
NET SALES:
Coil	$485,641	$230,438
Tubular	61,901	54,797
TOTAL NET SALES	$547,542	$285,235
OPERATING PROFIT:
Coil	$23,421	$31,791
Tubular	8,641	2,424
TOTAL OPERATING PROFIT	32,062	34,215
General corporate expenses	(10,988)	(5,695)
Gain (loss) on economic hedges of risk	9,306	(11,636)
Interest expense	(2,218)	(255)
Other income	27	1,702
TOTAL EARNINGS BEFORE INCOME TAXES	$28,189	$18,331
IDENTIFIABLE ASSETS:
Coil	$179,780	$115,232
Tubular	15,858	24,017
	195,638	139,249
General corporate assets	3,674	20,026
TOTAL ASSETS	$199,312	$159,275
DEPRECIATION:
Coil	$2,097	$974
Tubular	330	330
Corporate and other	99	16
	$2,526	$1,320
CAPITAL EXPENDITURES (excluding $18,000 of assets acquired through business combination - see Note 2):
Coil	$16,328	$8,005
Tubular	125	21
Corporate and other	1	39
	$16,454	$8,065